Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) (USD $)	12 Months Ended		208 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2014 Stock Options and Warrants [Member]	Jun. 30, 2013 Stock Options and Warrants [Member]	Dec. 31, 2013 Stock Options and Warrants [Member]	Dec. 31, 2012 Stock Options and Warrants [Member]	Jun. 30, 2014 Convertible Debt Securities [Member]	Jun. 30, 2013 Convertible Debt Securities [Member]	Dec. 31, 2013 Convertible Debt Securities [Member]	Dec. 31, 2012 Convertible Debt Securities [Member]	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) [Line Items]
Inventory Valuation Reserves (in Dollars)	$ 0		$ 0	$ 0
Finite-Lived Intangible Asset, Useful Life													17 years	17 years	20 years	20 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					22,749,008	14,113,003	11,749,008	14,980,000	103,088,486	19,603,263	52,530,562	6,603,582
Research and Development Expense (in Dollars)	$ 0	$ 35,544	$ 2,935,949